LOANS (covered) - Changes in Covered Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Disposals	$ 27,319	$ 35,357	$ 40,994
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	28,862	44,818	35,257
Additions	24,725	20,675	49,633
Disposals	23,013	29,864	34,542
Valuation adjustments	3,454	6,767	5,530
Balance at end of year	27,120	28,862	44,818
Covered Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	23,846	16,759	46,880
Disposals	22,065	27,044	26,693
Valuation adjustments	3,320	5,872	4,407
Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	879	3,916	2,753
Disposals	948	2,820	7,849
Valuation adjustments	$ 134	$ 895	$ 1,123